File No.:

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended MARCH 31, 1999
                (Please read instructions before preparing form)

If amended report check here: ( )

ABERDEEN ASSET MANAGEMENT
PLC                                                    Name of Institutional
Investment Manager

10 QUEEN'S TERRACE, ABERDEEN AB9 IQJ, SCOTLAND, UNITED
KINGDOM                    Business Address             (Street)

(City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, EXECUTIVE DIRECTOR
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 17TH day of MAY, 1999.

                            ABERDEEN ASSET MANAGEMENT

PLC

                            (Name of Institutional Investment Manager)

                              By:   /S/ BEV HENDRY

                   Manual Signature of Person Duly Authorized
                             to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                 13F File No.:
1. ABERDEEN FUND MANAGERS INC.
2. SCOTTISH PROVIDENT INSTITUTION
3.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of
         Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.:

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended MARCH 31, 1999 (Please read
                instructions before preparing form)

If amended report check here: ( )

ABERDEEN FUND MANAGERS

INC.                                                     Name of

Institutional Investment Manager

ONE FINANCIAL PLAZA, SUITE 2210, 100 S.E. 3RD AVENUE, FORT LAUDERDALE, FL
33394   Business Address             (Street)            (City)

(State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, CHIEF EXECUTIVE

OFFICER                         Name, Phone No., and Title of Person Duly
Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the

17TH day of MAY, 1999.

                            ABERDEEN FUND MANAGERS

INC.

                            (Name of Institutional Investment Manager)

                              By:     /S/ BEV

HENDRY

                   Manual Signature of Person Duly Authorized
                             to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                 13F File No.:
1.
2.
3.

Aberdeen Asset Management PLC is the Reporting Manager filing this report on behalf of Aberdeen Fund Managers Inc.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of
         Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.:

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended MARCH 31, 1999 (Please read
                instructions before preparing form)

If amended report check here: ( )

SCOTTISH PROVIDENT

INSTITUTION                                                    Name of

Institutional Investment Manager

7-11 MELVILLE STREET, EDINBURGH, EH3 7YZ,

SCOTLAND                                Business Address
(Street)            (City)          (State)   (Zip)

GORDON HENDERSON, 441315-271100,  GROUP

SECRETARY                                  Name, Phone No., and Title of

Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of EDINBURGH and State of SCOTLAND on the 17TH day of MAY, 1999.

                            SCOTTISH PROVIDENT

INSTITUTION

                            (Name of Institutional Investment Manager)

                              By:       /S/ GORDON HENDERSON

                   Manual Signature of Person Duly Authorized
                             to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                 13F File No.:
1.
2.
3.

Aberdeen Asset Management PLC is the Reporting Manager and is filing this report on behalf of Scottish Provident Institution.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of
         Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                                   Page 2 of  2


--------------------------------------------------------------------------------------------------------------------
                                                                 Item 6

                                              Item 4             Investment Discretion     Item 8
                          Item 2    Item 3    Fair                     (b)  (c)            Voting Authority
Item 1                    Title of  CUSIP     Market   Item 5    (a)  Shrd Shrd     Item 7          (Shares)
Name Of Issuer            Class     Number    Value    Shares    Sole as dfnd Other Mngrs  (a) Sole  (b)Shrd (c)None
--------------------------------------------------------------------------------------------------------------------
3 COM                     Com Stk 885535104    3687938 133,500       0 133,500     0 1,2    133,500     0       0
                          --------                            ----------------------------------------------------
4FRONT TECHNOLOGIES       Com Stk 351042106    1271359 142,250       0 142,250     0 1,2    142,250     0       0
                          --------                            ----------------------------------------------------
ABACUS DIRECT             Com Stk 025531056      63100    800        0    800      0 1,2        800     0       0
                          --------                            ----------------------------------------------------
ABBOTT LABS               Com Stk 002824100    7706094 165,500       0 165,500     0 1,2    165,500     0       0
                          --------                            ----------------------------------------------------
ADC TELECOM               Com Stk 000886101    4582856 101,700       0 101,700     0 1,2    101,700     0       0
                          --------                            ----------------------------------------------------
AIRTOUCH COMMUNICATIONS   Com Stk 00949T100    3062813 33,000        0 33,000      0 1,2     33,000     0       0
                          --------                            ----------------------------------------------------
ALBERTSON'S               Com Stk 013104104   14556506 271,450       0 271,450     0 1,2    271,450     0       0
                          --------                            ----------------------------------------------------
ALKERMES                  Com Stk 01642T108      31200  1,300        0  1,300      0 1,2      1,300     0       0
                          --------                            ----------------------------------------------------
ALLEGIANCE TELECOM        Com Stk 01747T102    2119313 44,500        0 44,500      0 1,2     44,500     0       0
                          --------                            ----------------------------------------------------
ALLIED SIGNAL             Com Stk 019512102     324688  5,000        0  5,000      0 1,2      5,000     0       0
                          --------                            ----------------------------------------------------
ALLSTATE                  Com Stk 020002101   22034950 561,400       0 561,400     0 1,2    561,400     0       0
                          --------                            ----------------------------------------------------
AMAZON.COM                Com Stk 023135106    3525000 24,000        0 24,000      0 1,2     24,000     0       0
                          --------                            ----------------------------------------------------
AMBAC                     Com Stk 023139108     650375 11,000        0 11,000      0 1,2     11,000     0       0
                          --------                            ----------------------------------------------------
AMERICA ONLINE            Com Stk 02364J104    7095681 55,300        0 55,300      0 1,2     55,300     0       0
                          --------                            ----------------------------------------------------
AMERICAN HOME PROD        Com Stk 026609107   22755000 379,250       0 379,250     0 1,2    379,250     0       0
                          --------                            ----------------------------------------------------
AMERICAN INTL GRP         Com Stk 026874107    1413000 12,000        0 12,000      0 1,2     12,000     0       0
                          --------                            ----------------------------------------------------
AMGEN                     Com Stk 031162100    4249913 66,600        0 66,600      0 1,2     66,600     0       0
                          --------                            ----------------------------------------------------
ANALOG DEVICES            Com Stk 032654105    2871375 78,000        0 78,000      0 1,2     78,000     0       0
                          --------                            ----------------------------------------------------
APPLE COMPUTER            Com Stk 037833100    5407375 119,500       0 119,500     0 1,2    119,500     0       0
                          --------                            ----------------------------------------------------
APPLIED MATERIALS         Com Stk 038222105    5832263 103,800       0 103,800     0 1,2    103,800     0       0
                          --------                            ----------------------------------------------------
ASCEND COMMS              Com Stk 043491109   13691375 144,500       0 144,500     0 1,2    144,500     0       0
                          --------                            ----------------------------------------------------
AT & T                    Com Stk 001957109    1505736 25,467        0 25,467      0 1,2     25,467     0       0
                          --------                            ----------------------------------------------------
AT HOME                   Com Stk 045919107    2325938 15,000        0 15,000      0 1,2     15,000     0       0
                          --------                            ----------------------------------------------------
ATLANTIC COAST AIRLINES   Com Stk 048396105      45900  1,700        0  1,700      0 1,2      1,700     0       0
                          --------                            ----------------------------------------------------
ATLANTIC RICHFIELD        Com Stk 048825103     250875  3,000        0  3,000      0 1,2      3,000     0       0
                          --------                            ----------------------------------------------------
ATMI                      Com Stk 00207R101      42000  2,000        0  2,000      0 1,2      2,000     0       0
                          --------                            ----------------------------------------------------
AVON PRODUCTS             Com Stk 054303102   14979938 295,900       0 295,900     0 1,2    295,900     0       0
                          --------                            ----------------------------------------------------
BANKAMERICA               Com Stk 060505104   13580643 196,465       0 196,465     0 1,2    196,465     0       0
                          --------                            ----------------------------------------------------
BANK ONE CORP             Com Stk 06423A103     655875 11,000        0 11,000      0 1,2     11,000     0       0
                          --------                            ----------------------------------------------------
BELL ATLANTIC             Com Stk 077853109    8509050 152,800       0 152,800     0 1,2    152,800     0       0


Page 2 of 7

                          --------                            ----------------------------------------------------
BELLSOUTH                 Com Stk 079860102     951563 21,000        0 21,000      0 1,2     21,000     0       0
                          --------                            ----------------------------------------------------
BIOGEN                    Com Stk 090597105    5354688 57,500        0 57,500      0 1,2     57,500     0       0
                          --------                            ----------------------------------------------------
BLACK BOX                 Com Stk 091826107     502500 12,000        0 12,000      0 1,2     12,000     0       0
                          --------                            ----------------------------------------------------
BRIGHT HORIZONS FAMILY    Com Stk 109195107      27544  1,300        0  1,300      0 1,2      1,300     0       0
                          --------                            ----------------------------------------------------
BROADCOM                  Com Stk 111320107    4636800 55,200        0 55,200      0 1,2     55,200     0       0
                          --------                            ----------------------------------------------------
BURR BROWN CORP           Com Stk 122574106      53750  2,000        0  2,000      0 1,2      2,000     0       0
                          --------                            ----------------------------------------------------
C CUBE MICROSYSTEM        Com Stk 125015107     317969 11,000        0 11,000      0 1,2     11,000     0       0
                          --------                            ----------------------------------------------------
CAL DIVE                  Com Stk 127914109      41125  1,400        0  1,400      0 1,2      1,400     0       0
                          --------                            ----------------------------------------------------
CATERPILLAR               Com Stk 149123101     802750 13,000        0 13,000      0 1,2     13,000     0       0
                          --------                            ----------------------------------------------------
CELL GENESYS              Com Stk 150921104     567813 115,000       0 115,000     0 1,2    115,000     0       0
                          --------                            ----------------------------------------------------
CENTRAL PARKING           Com Stk 154785109      31419  1,100        0  1,100      0 1,2      1,100     0       0
                          --------                            ----------------------------------------------------
CHARTER ONE FINANCIAL     Com Stk 160903100     606250 20,000        0 20,000      0 1,2     20,000     0       0
                          --------                            ----------------------------------------------------
CHASE MANHATTAN           Com Stk 16161A108    1343000 17,000        0 17,000      0 1,2     17,000     0       0
                          --------                            ----------------------------------------------------
CHS ELECTRONICS           Com Stk 12542A206      16125  3,000        0  3,000      0 1,2      3,000     0       0
                          --------                            ----------------------------------------------------
CISCO SYSTEMS             Com Stk 17275R102   28470550 260,600       0 260,600     0 1,2    260,600     0       0
                          --------                            ----------------------------------------------------
CIT GROUP                 Com Stk 125577106   16385000 565,000       0 565,000     0 1,2    565,000     0       0
                          --------                            ----------------------------------------------------
CITIGROUP                 Com Stk 172967101    1426250 20,000        0 20,000      0 1,2     20,000     0       0
                          --------                            ----------------------------------------------------
CLAIRE STORES             Com Stk 179584107    1294125 42,000        0 42,000      0 1,2     42,000     0       0
                          --------                            ----------------------------------------------------
CMGI INC                  Com Stk 125750109     190350    800        0    800      0 1,2        800     0       0
                          --------                            ----------------------------------------------------
CNET                      Com Stk 125945105     136188  1,000        0  1,000      0 1,2      1,000     0       0
                          --------                            ----------------------------------------------------
COACH USA                 Com Stk 18975L106      41200  1,600        0  1,600      0 1,2      1,600     0       0
                          --------                            ----------------------------------------------------
COM 21                    Com Stk 205937105      61500  2,000        0  2,000      0 1,2      2,000     0       0
                          --------                            ----------------------------------------------------
COMPAQ COMPUTER           Com Stk 204493100    1235063 47,050        0 47,050      0 1,2     47,050     0       0
                          --------                            ----------------------------------------------------
COMPUTER ASSOCIATES       Com Stk 204912109    3315000 78,000        0 78,000      0 1,2     78,000     0       0
                          --------                            ----------------------------------------------------
COMPUTER SCIENCES         Com Stk 205363104    4401138 75,800        0 75,800      0 1,2     75,800     0       0
                          --------                            ----------------------------------------------------
COMPUWARE CORP            Com Stk 205638109    6054656 246,500       0 246,500     0 1,2    246,500     0       0
                          --------                            ----------------------------------------------------
COMVERSE TECHNOLOGY       Com Stk 205862402    7927200 115,200       0 115,200     0 1,2    115,200     0       0
                          --------                            ----------------------------------------------------
CONOCO INC CLASS 'A'      Com Stk 208251306   22444425 729,900       0 729,900     0 1,2    729,900     0       0
                          --------                            ----------------------------------------------------
CORNING                   Com Stk 219350105     746688 13,000        0 13,000      0 1,2     13,000     0       0
                          --------                            ----------------------------------------------------
COULTER PHARMACEUTICAL    Com Stk 222116105      35063  1,500        0  1,500      0 1,2      1,500     0       0
                          --------                            ----------------------------------------------------
CREE RESEARCH             Com Stk 225447101    1752125 42,800        0 42,800      0 1,2     42,800     0       0
                          --------                            ----------------------------------------------------
CVS                       Com Stk 126650100   21677172 465,550       0 465,550     0 1,2    465,550     0       0
                          --------                            ----------------------------------------------------
CYTYC CORP                Com Stk 232946103      21900  1,200        0  1,200      0 1,2      1,200     0       0


Page 3 of 7

                          --------                            ----------------------------------------------------
DALLAS SEMICONDUCTOR      Com Stk 235204104     617625 13,500        0 13,500      0 1,2     13,500     0       0
                          --------                            ----------------------------------------------------
DAYTON-HUDSON             Com Stk 239753106   30582956 483,525       0 483,525     0 1,2    483,525     0       0
                          --------                            ----------------------------------------------------
DEVRY                     Com Stk 251893103      27088  1,100        0  1,100      0 1,2      1,100     0       0
                          --------                            ----------------------------------------------------
DIEBOLD                   Com Stk 253651103    1318750 50,000        0 50,000      0 1,2     50,000     0       0
                          --------                            ----------------------------------------------------
DISNEY(WALT)CO            Com Stk 254687106     803250 27,000        0 27,000      0 1,2     27,000     0       0
                          --------                            ----------------------------------------------------
DOUBLECLICK               Com Stk 258609304     125063  1,000        0  1,000      0 1,2      1,000     0       0
                          --------                            ----------------------------------------------------
DRIL-QUIP                 Com Stk 262037104      72375  3,000        0  3,000      0 1,2      3,000     0       0
                          --------                            ----------------------------------------------------
DUKE ENERGY               Com Stk 264399106   14314144 260,850       0 260,850     0 1,2    260,850     0       0
                          --------                            ----------------------------------------------------
DURA PHARMACEUTICALS      Com Stk 26632S109     508875 46,000        0 46,000      0 1,2     46,000     0       0
                          --------                            ----------------------------------------------------
EAGLE AIRFREIGHT          Com Stk 270018104      55088  1,300        0  1,300      0 1,2      1,300     0       0
                          --------                            ----------------------------------------------------
EASTMAN KODAK             Com Stk 277461109     947250 12,000        0 12,000      0 1,2     12,000     0       0
                          --------                            ----------------------------------------------------
E BAY                     Com Stk 278642103    3867500 20,000        0 20,000      0 1,2     20,000     0       0
                          --------                            ----------------------------------------------------
EMC CORP                  Com Stk 268648102   27101719 268,500       0 268,500     0 1,2    268,500     0       0
                          --------                            ----------------------------------------------------
EMERSON ELECTRIC          Com Stk 291011104   26833275 378,600       0 378,600     0 1,2    378,600     0       0
                          --------                            ----------------------------------------------------
EMULEX                    Com Stk 292475209      66500  1,000        0  1,000      0 1,2      1,000     0       0
                          --------                            ----------------------------------------------------
ENTRUST TECHNOLOGIES      Com Stk 293848107    1891150 87,200        0 87,200      0 1,2     87,200     0       0
                          --------                            ----------------------------------------------------
EXODUS COMMUNICATIONS     Com Stk 302088109    1769850 20,700        0 20,700      0 1,2     20,700     0       0
                          --------                            ----------------------------------------------------
EXXON                     Com Stk 302290101     247125  3,000        0  3,000      0 1,2      3,000     0       0
                          --------                            ----------------------------------------------------
FANNIE MAE                Com Stk 313586109   18094519 249,150       0 249,150     0 1,2    249,150     0       0
                          --------                            ----------------------------------------------------
FDX                       Com Stk 31304N107     176250  3,000        0  3,000      0 1,2      3,000     0       0
                          --------                            ----------------------------------------------------
FIRST DATA CORP           Com Stk 319963104   18348675 418,800       0 418,800     0 1,2    418,800     0       0
                          --------                            ----------------------------------------------------
FIRST REPUBLIC BANK       Com Stk 336158100      30600  1,200        0  1,200      0 1,2      1,200     0       0
                          --------                            ----------------------------------------------------
FIRST SIERRA FINANCIAL    Com Stk 335944104     602700 24,600        0 24,600      0 1,2     24,600     0       0
                          --------                            ----------------------------------------------------
FPL GROUP                 Com Stk 302571104    7899188 139,500       0 139,500     0 1,2    139,500     0       0
                          --------                            ----------------------------------------------------
FREDDIE MAC               Com Stk 313400301     638750 10,000        0 10,000      0 1,2     10,000     0       0
                          --------                            ----------------------------------------------------
FREMONT GENERAL           Com Stk 357288109     338938 17,000        0 17,000      0 1,2     17,000     0       0
                          --------                            ----------------------------------------------------
FURON                     Com Stk 361106107     393750 21,000        0 21,000      0 1,2     21,000     0       0
                          --------                            ----------------------------------------------------
FYI                       Com Stk 302712104      38431  1,300        0  1,300      0 1,2      1,300     0       0
                          --------                            ----------------------------------------------------
GADZOOKS                  Com Stk 362553109      41500  4,000        0  4,000      0 1,2      4,000     0       0
                          --------                            ----------------------------------------------------
GENERAL ELECTRIC          Com Stk 369604103   19863188 182,650       0 182,650     0 1,2    182,650     0       0
                          --------                            ----------------------------------------------------
GENERAL INSTRUMENTS       Com Stk 370120107     598125 15,000        0 15,000      0 1,2     15,000     0       0
                          --------                            ----------------------------------------------------
GEOTEL COMMUNICATIONS     Com Stk 373656107    6051300 110,400       0 110,400     0 1,2    110,400     0       0
                          --------                            ----------------------------------------------------
GOODRICH (BF)             Com Stk 382388106     401625  9,000        0  9,000      0 1,2      9,000     0       0

Page 4 of 7

                          --------                            ----------------------------------------------------
GRAY COMMUNICATIONS       Com Stk 389190208      32969  2,500        0  2,500      0 1,2      2,500     0       0
                          --------                            ----------------------------------------------------
GTE CORP                  Com Stk 362320103   12848400 199,200       0 199,200     0 1,2    199,200     0       0
                          --------                            ----------------------------------------------------
HALLIBURTON               Com Stk 406216101     301875  7,000        0  7,000      0 1,2      7,000     0       0
                          --------                            ----------------------------------------------------
HA-LO INDUSTRIES          Com Stk 404429102      45281  3,500        0  3,500      0 1,2      3,500     0       0
                          --------                            ----------------------------------------------------
HARTFORD FINANCIAL        Com Stk 416515104   15630300 248,100       0 248,100     0 1,2    248,100     0       0
                          --------                            ----------------------------------------------------
HEALTH CARE REIT          Com Stk 42217K106     835625 35,000        0 35,000      0 1,2     35,000     0       0
                          --------                            ----------------------------------------------------
HEICO                     Com Stk 422806109      23750  1,000        0  1,000      0 1,2      1,000     0       0
                          --------                            ----------------------------------------------------
HENRY SCHEIN CORP         Com Stk 806407102      18200    700        0    700      0 1,2        700     0       0
                          --------                            ----------------------------------------------------
HEWLETT-PACKARD           Com Stk 428236103    2507700 31,200        0 31,200      0 1,2     31,200     0       0
                          --------                            ----------------------------------------------------
HOME DEPOT                Com Stk 437076102    6936944 123,050       0 123,050     0 1,2    123,050     0       0
                          --------                            ----------------------------------------------------
HONEYWELL                 Com Stk 438506107    1420125 14,000        0 14,000      0 1,2     14,000     0       0
                          --------                            ----------------------------------------------------
HORACE MANN EDUCATORS     Com Stk 440327104     373125 15,000        0 15,000      0 1,2     15,000     0       0
                          --------                            ----------------------------------------------------
ICOS CORP                 Com Stk 449295104      81375  2,000        0  2,000      0 1,2      2,000     0       0
                          --------                            ----------------------------------------------------
IDT CORP                  Com Stk 448947101    1577225 59,800        0 59,800      0 1,2     59,800     0       0
                          --------                            ----------------------------------------------------
ILLINOIS TOOL WORKS       Com Stk 452308109     628500  8,000        0  8,000      0 1,2      8,000     0       0
                          --------                            ----------------------------------------------------
IMMUNEX CORP              Com Stk 452528102    5927800 55,400        0 55,400      0 1,2     55,400     0       0
                          --------                            ----------------------------------------------------
IMPATH                    Com Stk 45255G101      40313  1,500        0  1,500      0 1,2      1,500     0       0
                          --------                            ----------------------------------------------------
INFOSEEK                  Com Stk 45678M107      31425    600        0    600      0 1,2        600     0       0
                          --------                            ----------------------------------------------------
INHALE THERAPEUTIC        Com Stk 457191104      28016  1,100        0  1,100      0 1,2      1,100     0       0
                          --------                            ----------------------------------------------------
INKTOMI                   Com Stk 457277101    2265047 18,900        0 18,900      0 1,2     18,900     0       0
                          --------                            ----------------------------------------------------
INSPIRE INSURANCE SOL.    Com Stk 457732105      16469    850        0    850      0 1,2        850     0       0
                          --------                            ----------------------------------------------------
INTEL CORP                Com Stk 458140100    5874563 96,900        0 96,900      0 1,2     96,900     0       0
                          --------                            ----------------------------------------------------
IBM                       Com Stk 459200101   43047263 196,900       0 196,900     0 1,2    196,900     0       0
                          --------                            ----------------------------------------------------
INTERVU                   Com Stk 46114R106     742500 20,000        0 20,000      0 1,2     20,000     0       0
                          --------                            ----------------------------------------------------
KELLSTROM INDUSTRIES      Com Stk 488035106      32300  1,700        0  1,700      0 1,2      1,700     0       0
                          --------                            ----------------------------------------------------
LASALLE HOTEL PROPS       Com Stk 517942108     695188 49,000        0 49,000      0 1,2     49,000     0       0
                          --------                            ----------------------------------------------------
LENNAR                    Com Stk 526057104     589063 25,000        0 25,000      0 1,2     25,000     0       0
                          --------                            ----------------------------------------------------
LEVEL ONE COMMUNICS.      Com Stk 527295109     152250  3,000        0  3,000      0 1,2      3,000     0       0
                          --------                            ----------------------------------------------------
LIGAND PHARMACEUTICAL     Com Stk 53220K207     290850 27,700        0 27,700      0 1,2     27,700     0       0
                          --------                            ----------------------------------------------------
LUCENT TECHNOLOGIES       Com Stk 549463107   17384975 295,600       0 295,600     0 1,2    295,600     0       0
                          --------                            ----------------------------------------------------
LYCOS                     Com Stk 550818108     105250  1,000        0  1,000      0 1,2      1,000     0       0
                          --------                            ----------------------------------------------------
MACROMEDIA                Com Stk 556100105    1802250 40,500        0 40,500      0 1,2     40,500     0       0
                          --------                            ----------------------------------------------------
MARSH & MCLENNAN          Com Stk 571748102   21188375 287,300       0 287,300     0 1,2    287,300     0       0


Page 5 of 7

                          --------                            ----------------------------------------------------
MASCO CORP                Com Stk 574599106   24105600 753,300       0 753,300     0 1,2    753,300     0       0
                          --------                            ----------------------------------------------------
MATTEL                    Com Stk 577081102     713375 26,000        0 26,000      0 1,2     26,000     0       0
                          --------                            ----------------------------------------------------
MAYTAG                    Com Stk 578592107   20121950 287,200       0 287,200     0 1,2    287,200     0       0
                          --------                            ----------------------------------------------------
MCDONALD'S                Com Stk 580135101   19260200 487,600       0 487,600     0 1,2    487,600     0       0
                          --------                            ----------------------------------------------------
MCI WORLDCOM              Com Stk 55268B106    9550350 111,700       0 111,700     0 1,2    111,700     0       0
                          --------                            ----------------------------------------------------
MEDIAONE GROUP            Com Stk 58440J104     824906 10,500        0 10,500      0 1,2     10,500     0       0
                          --------                            ----------------------------------------------------
MEDTRONIC                 Com Stk 585055106   20851556 301,650       0 301,650     0 1,2    301,650     0       0
                          --------                            ----------------------------------------------------
MERRILL LYNCH             Com Stk 590188108     322500  4,000        0  4,000      0 1,2      4,000     0       0
                          --------                            ----------------------------------------------------
METRO NETWORKS            Com Stk 591918107      66788  1,300        0  1,300      0 1,2      1,300     0       0
                          --------                            ----------------------------------------------------
METZLER GROUP             Com Stk 592903108      15125    550        0    550      0 1,2        550     0       0
                          --------                            ----------------------------------------------------
MGIC INVESTMENTS          Com Stk 552848103   31546825 650,450       0 650,450     0 1,2    650,450     0       0
                          --------                            ----------------------------------------------------
MICRON TECHNOLOGY         Com Stk 595112103    2855322 71,050        0 71,050      0 1,2     71,050     0       0
                          --------                            ----------------------------------------------------
MICROSOFT                 Com Stk 594918104    8375156 105,100       0 105,100     0 1,2    105,100     0       0
                          --------                            ----------------------------------------------------
MILLENIUM PHARMACEUTIC.   Com Stk 599902103      67500  1,800        0  1,800      0 1,2      1,800     0       0
                          --------                            ----------------------------------------------------
MOBIL CORP                Com Stk 607059102   21874519 213,150       0 213,150     0 1,2    213,150     0       0
                          --------                            ----------------------------------------------------
MONSANTO                  Com Stk 611662107   15444875 314,000       0 314,000     0 1,2    314,000     0       0
                          --------                            ----------------------------------------------------
MOTOROLA                  Com Stk 620076109    7548875 92,200        0 92,200      0 1,2     92,200     0       0
                          --------                            ----------------------------------------------------
MYLAN LABS.               Com Stk 628530107     448750 20,000        0 20,000      0 1,2     20,000     0       0
                          --------                            ----------------------------------------------------
NATIONAL COMPUTER SYST    Com Stk 635519101      40056  1,300        0  1,300      0 1,2      1,300     0       0
                          --------                            ----------------------------------------------------
NATIONAL INSTRUMENTS      Com Stk 636518102      27375    800        0    800      0 1,2        800     0       0
                          --------                            ----------------------------------------------------
NEW CENTURY               Com Stk 64352D101     190000 16,000        0 16,000      0 1,2     16,000     0       0
                          --------                            ----------------------------------------------------
NEW ERA OF NETWORKS       Com Stk 644312100    7052513 152,900       0 152,900     0 1,2    152,900     0       0
                          --------                            ----------------------------------------------------
NORTHERN TELECOM          Com Stk 656569100    4834200 67,200        0 67,200      0 1,2     67,200     0       0
                          --------                            ----------------------------------------------------
NOVOSTE CORP              Com Stk 67010C100      49163  1,900        0  1,900      0 1,2      1,900     0       0
                          --------                            ----------------------------------------------------
OMNICOM                   Com Stk 681919106   16770600 246,400       0 246,400     0 1,2    246,400     0       0
                          --------                            ----------------------------------------------------
ON ASSIGNMENT             Com Stk 682159108      16950    600        0    600      0 1,2        600     0       0
                          --------                            ----------------------------------------------------
ONIX SYSTEMS              Com Stk 67088G108     139998 23,333        0 23,333      0 1,2     23,333     0       0
                          --------                            ----------------------------------------------------
PAPA JOHNS                Com Stk 698813102      33750    900        0    900      0 1,2        900     0       0
                          --------                            ----------------------------------------------------
PEDIATRIX MEDICAL         Com Stk 705324101      27094  1,500        0  1,500      0 1,2      1,500     0       0
                          --------                            ----------------------------------------------------
PEPSICO                   Com Stk 713448108   15467700 438,800       0 438,800     0 1,2    438,800     0       0
                          --------                            ----------------------------------------------------
PERSONNEL GRP OF AMER.    Com Stk 715338109      22969  2,500        0  2,500      0 1,2      2,500     0       0
                          --------                            ----------------------------------------------------
PITNEY BOWES              Com Stk 724479100   21477019 309,300       0 309,300     0 1,2    309,300     0       0
                          --------                            ----------------------------------------------------
PRAXAIR                   Com Stk 74005P104     428000  8,000        0  8,000      0 1,2      8,000     0       0

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                          --------                            ----------------------------------------------------
PROCTER & GAMBLE          Com Stk 742718109   13889475 153,900       0 153,900     0 1,2    153,900     0       0
                          --------                            ----------------------------------------------------
PSS WORLD MEDICAL         Com Stk 69366A100      18225  1,800        0  1,800      0 1,2      1,800     0       0
                          --------                            ----------------------------------------------------
QUADRAMED                 Com Stk 74730W101      20250  2,400        0  2,400      0 1,2      2,400     0       0
                          --------                            ----------------------------------------------------
QUALCOMM                  Com Stk 747525103   15900000 75,000        0 75,000      0 1,2     75,000     0       0
                          --------                            ----------------------------------------------------
QWEST COMMUNICATIONS      Com Stk 749121109    6121350 66,900        0 66,900      0 1,2     66,900     0       0
                          --------                            ----------------------------------------------------
RAILTEX                   Com Stk 750766107     313500 22,000        0 22,000      0 1,2     22,000     0       0
                          --------                            ----------------------------------------------------
RAMBUS                    Com Stk 750917106    2703750 42,000        0 42,000      0 1,2     42,000     0       0
                          --------                            ----------------------------------------------------
RESORTQUEST INTL          Com Stk 761183102      54450  3,300        0  3,300      0 1,2      3,300     0       0
                          --------                            ----------------------------------------------------
RFS HOTEL INVESTORS       Com Stk 74955J108     616038 44,200        0 44,200      0 1,2     44,200     0       0
                          --------                            ----------------------------------------------------
ROYAL CARIBBEAN CRUISES   Com Stk 008862868     483438 13,000        0 13,000      0 1,2     13,000     0       0
                          --------                            ----------------------------------------------------
SANMINA CORP              Com Stk 800907107    5689125 78,000        0 78,000      0 1,2     78,000     0       0
                          --------                            ----------------------------------------------------
SCHERING-PLOUGH           Com Stk 806605101   19791675 392,400       0 392,400     0 1,2    392,400     0       0
                          --------                            ----------------------------------------------------
SECURITY FIRST TECH.      Com Stk 814279105    1295188 26,500        0 26,500      0 1,2     26,500     0       0
                          --------                            ----------------------------------------------------
SELECT COMFORT            Com Stk 81616X103      19600  1,400        0  1,400      0 1,2      1,400     0       0
                          --------                            ----------------------------------------------------
SEPRACOR                  Com Stk 817315104      63131    700        0    700      0 1,2        700     0       0
                          --------                            ----------------------------------------------------
SHERWIN-WILLIAMS          Com Stk 824348106     545625 18,000        0 18,000      0 1,2     18,000     0       0
                          --------                            ----------------------------------------------------
SIEBEL SYSTEMS            Com Stk 826170102    3528938 88,500        0 88,500      0 1,2     88,500     0       0
                          --------                            ----------------------------------------------------
SIMON PROPERTY GROUP      Com Stk 828806109     471000 16,000        0 16,000      0 1,2     16,000     0       0
                          --------                            ----------------------------------------------------
SIPEX CORP                Com Stk 829909100      35250  3,000        0  3,000      0 1,2      3,000     0       0
                          --------                            ----------------------------------------------------
SLM HOLDINGS              Com Stk 78442A109    1537813 35,000        0 35,000      0 1,2     35,000     0       0
                          --------                            ----------------------------------------------------
SMART MODULAR TECH        Com Stk 831690102     123000  8,000        0  8,000      0 1,2      8,000     0       0
                          --------                            ----------------------------------------------------
SUN MICROSYSTEMS          Com Stk 866810104   28509469 482,700       0 482,700     0 1,2    482,700     0       0
                          --------                            ----------------------------------------------------
SUNSTONE HOTEL INVSTRS    Com Stk 867933103     931250 100,000       0 100,000     0 1,2    100,000     0       0
                          --------                            ----------------------------------------------------
SUPERIOR SERVICES         Com Stk 868316100      24750  1,100        0  1,100      0 1,2      1,100     0       0
                          --------                            ----------------------------------------------------
TALBOTS                   Com Stk 874161102     448875 14,000        0 14,000      0 1,2     14,000     0       0
                          --------                            ----------------------------------------------------
TELLABS                   Com Stk 879664100    5367909 49,050        0 49,050      0 1,2     49,050     0       0
                          --------                            ----------------------------------------------------
TENET  HEALTHCARE         Com Stk 88033G100    1170000 45,000        0 45,000      0 1,2     45,000     0       0
                          --------                            ----------------------------------------------------
TEXACO                    Com Stk 881694103     263500  4,000        0  4,000      0 1,2      4,000     0       0
                          --------                            ----------------------------------------------------
TEXAS INSTRUMENTS         Com Stk 882508104    6137250 58,800        0 58,800      0 1,2     58,800     0       0
                          --------                            ----------------------------------------------------
TOLL BROTHERS             Com Stk 889478103     311500 14,000        0 14,000      0 1,2     14,000     0       0
                          --------                            ----------------------------------------------------
TRANS SYSTEM ARCHITECTS   Com Stk 893416107      31188  1,000        0  1,000      0 1,2      1,000     0       0
                          --------                            ----------------------------------------------------
TRANSKARYOTIC THERAPY     Com Stk 893735100      43400  1,400        0  1,400      0 1,2      1,400     0       0
                          --------                            ----------------------------------------------------
TSI INTERNATIONAL         Com Stk 872879101      52125  3,000        0  3,000      0 1,2      3,000     0       0

Page 7 of 7

                          --------                            ----------------------------------------------------
TYCO INTERNATIONAL        Com Stk 902124106   15909500 188,000       0 188,000     0 1,2    188,000     0       0
                          --------                            ----------------------------------------------------
UNION PACIFIC CORP        Com Stk 907818108    1188000 18,000        0 18,000      0 1,2     18,000     0       0
                          --------                            ----------------------------------------------------
UNIPHASE CORP             Com Stk 909149106    5942563 47,000        0 47,000      0 1,2     47,000     0       0
                          --------                            ----------------------------------------------------
UNITED NATURAL FOODS      Com Stk 911163103      46075  1,900        0  1,900      0 1,2      1,900     0       0
                          --------                            ----------------------------------------------------
US AIR                    Com Stk 911905107     337125  6,000        0  6,000      0 1,2      6,000     0       0
                          --------                            ----------------------------------------------------
VERISIGN                  Com Stk 92343E102      33900    300        0    300      0 1,2        300     0       0
                          --------                            ----------------------------------------------------
VERITAS SOFTWARE          Com Stk 923436109    4218650 60,700        0 60,700      0 1,2     60,700     0       0
                          --------                            ----------------------------------------------------
VICAL                     Com Stk 925602104      27744  2,300        0  2,300      0 1,2      2,300     0       0
                          --------                            ----------------------------------------------------
WARNER LAMBERT            Com Stk 934488107   18331100 278,800       0 278,800     0 1,2    278,800     0       0
                          --------                            ----------------------------------------------------
WASHINGTON FEDERAL        Com Stk 938824109     200250  9,000        0  9,000      0 1,2      9,000     0       0
                          --------                            ----------------------------------------------------
WASHINGTON MUTUAL         Com Stk 939322103   20731711 514,275       0 514,275     0 1,2    514,275     0       0
                          --------                            ----------------------------------------------------
WASTE MANAGEMENT          Com Stk 94106L109     540000 10,000        0 10,000      0 1,2     10,000     0       0
                          --------                            ----------------------------------------------------
WELLS FARGO               Com Stk 949746101   12052969 285,700       0 285,700     0 1,2    285,700     0       0
                          --------                            ----------------------------------------------------
WILMAR INDUSTRIES         Com Stk 971426101      30078  2,500        0  2,500      0 1,2      2,500     0       0
                          --------                            ----------------------------------------------------
WORLD COLOR PRESS         Com Stk 981443104     456000 19,000        0 19,000      0 1,2     19,000     0       0
                          --------                            ----------------------------------------------------
XEROX                     Com Stk 984121103    3384281 57,300        0 57,300      0 1,2     57,300     0       0
                          --------                            ----------------------------------------------------
XILINX                    Com Stk 983919101    3654113 80,200        0 80,200      0 1,2     80,200     0       0
                          --------                            ----------------------------------------------------
YAHOO!                    Com Stk 984332106    6243069 40,100        0 40,100      0 1,2     40,100     0       0
------------------------------------------------------------------------------------------------------------------

                                            ----------
COLUMN TOTALS                               1090250135

                                            ----------